Average Annual Total Returns			12 Months Ended	60 Months Ended	90 Months Ended	109 Months Ended	120 Months Ended
		May 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Impax Large Cap Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.88%	14.42%		14.96%
Performance Inception Date		Dec. 16, 2016
Impax Large Cap Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[3]		12.20%	10.05%		13.29%
Performance Inception Date		Dec. 16, 2016
Impax Large Cap Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]		6.13%	7.33%		10.46%
Performance Inception Date		Dec. 16, 2016
Impax Large Cap Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]		11.58%	7.78%		10.33%
Performance Inception Date		Dec. 16, 2016
Impax Large Cap Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[3]		11.92%	9.78%		13.02%
Performance Inception Date		Dec. 16, 2016
Impax Small Cap Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		17.88%	14.42%			14.82%
Impax Small Cap Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]		12.81%	6.09%			9.62%
Impax Small Cap Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[7]		11.74%	8.02%			8.28%
Impax Small Cap Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[7]		11.47%	7.76%			8.02%
Impax Small Cap Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]		9.86%	6.61%			6.88%
Impax Small Cap Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[7]		7.93%	6.01%			6.28%
Impax Small Cap Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[7],[8]		11.45%	7.76%			8.01%
Performance Inception Date		May 01, 2013
Impax US Sustainable Economy Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9],[10]		17.88%	14.42%			14.82%
Impax US Sustainable Economy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10],[11]		17.37%	13.59%			14.59%
Impax US Sustainable Economy Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[12]		16.00%	13.28%			12.91%
Impax US Sustainable Economy Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[12]		15.71%	13.00%			12.63%
Impax US Sustainable Economy Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[12]		14.13%	10.23%			10.54%
Impax US Sustainable Economy Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[12]		10.14%	9.84%			9.91%
Impax US Sustainable Economy Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[12],[13]		15.75%	13.00%			12.63%
Performance Inception Date		May 01, 2013
Impax Global Opportunities Fund | MSCI ACWI (Net) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14],[15]		22.34%	11.19%	11.68%
Performance Inception Date		Jun. 27, 2018
Impax Global Opportunities Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[16]		9.66%	5.50%	9.48%
Performance Inception Date		Jun. 27, 2018
Impax Global Opportunities Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[16]		7.97%	4.84%	8.93%
Performance Inception Date		Jun. 27, 2018
Impax Global Opportunities Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[16]		6.93%	4.26%	7.62%
Performance Inception Date		Jun. 27, 2018
Impax Global Opportunities Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[16]		9.43%	5.25%	9.24%
Performance Inception Date		Jun. 27, 2018
Impax Global Environmental Markets Fund | MSCI ACWI (Net) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17],[18]		22.34%	11.19%			11.72%
Impax Global Environmental Markets Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[19]		13.97%	5.84%			9.98%
Impax Global Environmental Markets Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[19]		13.74%	5.58%			9.70%
Impax Global Environmental Markets Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[19]		8.49%	4.21%			8.76%
Impax Global Environmental Markets Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[19]		11.89%	4.32%			7.90%
Impax Global Environmental Markets Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[19],[20]		13.72%	5.58%			9.70%
Performance Inception Date		May 01, 2013
Impax International Sustainable Economy Fund | MSCI EAFE (Net) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[21],[22]		31.22%	8.92%			8.18%
Performance Inception Date		Mar. 31, 2014
Impax International Sustainable Economy Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[23]		28.91%	8.10%			7.83%
Performance Inception Date		Jan. 27, 2011
Impax International Sustainable Economy Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[23]		26.70%	7.18%			7.16%
Performance Inception Date		Jan. 27, 2011
Impax International Sustainable Economy Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[23]		18.47%	6.34%			6.34%
Performance Inception Date		Jan. 27, 2011
Impax International Sustainable Economy Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[23],[24]		28.62%	7.84%			7.57%
Performance Inception Date		Mar. 31, 2014
Impax Core Bond Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[25],[26]		7.30%	(0.36%)		2.04%
Performance Inception Date		Dec. 16, 2016
Impax Core Bond Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[27]		6.82%	(0.34%)		1.86%
Performance Inception Date		Dec. 16, 2016
Impax Core Bond Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[27]		5.10%	(1.57%)		0.62%
Performance Inception Date		Dec. 16, 2016
Impax Core Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[27]		4.01%	(0.79%)		0.90%
Performance Inception Date		Dec. 16, 2016
Impax Core Bond Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[27]		6.44%	(0.59%)		1.60%
Performance Inception Date		Dec. 16, 2016
Impax High Yield Bond Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[28],[29]		7.30%	(0.36%)			2.01%
Impax High Yield Bond Fund | ICE BofA Merrill Lynch US High Yield-Cash Pay-BB-B (Constrained 2%) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[29],[30]		8.69%	4.09%			6.04%
Impax High Yield Bond Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[31]		9.00%	3.09%			5.45%
Impax High Yield Bond Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[31]		8.72%	2.82%			5.19%
Impax High Yield Bond Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[31]		6.14%	0.68%			2.98%
Impax High Yield Bond Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[31]		5.11%	1.19%			3.01%
Impax High Yield Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[31],[32]		8.73%	2.82%			5.19%
Performance Inception Date		May 01, 2013
Impax Sustainable Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[33],[34]		17.88%	14.42%			14.82%
Impax Sustainable Allocation Fund | Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[34],[35],[36]		13.70%	8.47%			9.78%
Impax Sustainable Allocation Fund | Morningstar Moderate Allocation
Prospectus [Line Items]
Average Annual Return, Percent	[34],[37]		12.50%	7.25%			8.35%
Impax Sustainable Allocation Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[38]		11.15%	5.66%			7.96%
Impax Sustainable Allocation Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[38]		10.86%	5.38%			7.69%
Impax Sustainable Allocation Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[38]		7.97%	3.87%			6.20%
Impax Sustainable Allocation Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[38]		7.56%	3.90%			5.86%

[1]	The S&P 500 Index is an unmanaged index of large capitalization common stocks.
[2]	Unlike the Large Cap Fund, the S&P 500 Index is not an investment, is not professionally managed and has no policy of sustainable investing. One cannot invest directly in any index.
[3]	The Fund’s inception date is December 16, 2016. For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.
[4]	The S&P 500 Index is an unmanaged index of large capitalization common stocks.
[5]	Unlike the Small Cap Fund, the S&P 500 Index and the Russell 2000 Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[6]	The Russell 2000 Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
[7]	The Fund’s investment adviser assumed certain expenses during the 10-year period; total returns would have been lower had these expenses not been assumed. For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.
[8]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[9]	The S&P 500 Index is an unmanaged index of large capitalization common stocks.
[10]	Unlike the US Sustainable Economy Fund, the S&P 500 Index and the Russell 1000 Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[11]	The Russell 1000 Index measures the performance of the 1,000 largest US companies, as measured by market capitalization. It is a subset of the Russell 3000 Index, which measures the largest 3,000 companies. The Russell 1000 Index is comprised of over 90% of the total market capitalization of all listed US stocks.
[12]	The Fund’s investment adviser waived a portion of its management fee during all periods shown; total returns would have been lower had these expenses not been waived. For more recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.
[13]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[14]	The MSCI AC World (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Performance for the MSCI ACWI Index is shown “net,” which includes dividend reinvestments after deduction of foreign withholding tax.
[15]	Unlike the Global Opportunities Fund, the MSCI AC World (Net) Index is not an investment, is not professionally managed and has no policy of sustainable investing. One cannot invest directly in any index.
[16]	The Fund’s inception date is June 27, 2018. The Fund’s investment adviser assumed certain expenses during each period shown; total returns would have been lower had these expenses not been assumed. For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.
[17]	The MSCI ACWI (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Performance for the MSCI ACWI Index is shown “net,” which includes dividend reinvestments after deduction of foreign withholding tax.
[18]	Unlike the Global Environmental Markets Fund, the MSCI ACWI (Net) Index is not an investment, is not professionally managed and has no policy of sustainable investing. One cannot invest directly in any index.
[19]	The Fund’s investment adviser assumed certain expenses during the 10-year period; total returns would have been lower had these expenses not been assumed. For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.
[20]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[21]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.
[22]	Unlike the International Sustainable Economy Fund, the MSCI EAFE Index is not an investment, is not professionally managed, and has no policy of sustainable investing. One cannot invest directly in any index.
[23]	The Fund’s inception date is January 27, 2011. For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.
[24]	Inception of Investor Class shares is March 31, 2014. These returns have been adjusted to reflect the expenses allocable to Investor Class shares.
[25]	The Bloomberg US Aggregate Bond Index is a broad-based index, maintained by Bloomberg L.P. often used to represent investment grade bonds being traded in the United States.
[26]	Unlike the Core Bond Fund, the Bloomberg US Aggregate Bond Index is not an investment, is not professionally managed and has no policy of sustainable investing. One cannot invest directly in any index.
[27]	The Fund’s inception date is December 16, 2016. For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.
[28]	The Bloomberg US Aggregate Bond Index is a broad-based index, maintained by Bloomberg L.P. often used to represent investment grade bonds being traded in the United States.
[29]	Unlike the High Yield Bond Fund, the Bloomberg US Aggregate Bond Index and the ICE BofA Merrill Lynch US High Yield—Cash Pay—BB-B (Constrained 2%) Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[30]	The ICE BofA Merrill Lynch US High Yield—Cash Pay—BB-B (Constrained 2%) Index tracks the performance of BB- and B-rated fixed income securities publicly issued in the major domestic or eurobond markets, with total index allocation to an individual issuer limited to 2%.
[31]	For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.
[32]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[33]	The S&P 500 Index is an unmanaged index of large capitalization common stocks.
[34]	Unlike the Sustainable Allocation Fund, the S&P 500 Index, the Bloomberg US Aggregate Bond Index and the Morningstar Moderate Allocation are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[35]	The Blended Index is composed of 60% S&P 500 Index/40% Bloomberg US Aggregate Bond Index.
[36]	The Bloomberg US Aggregate Bond Index is a broad-based index, maintained by Bloomberg L.P. often used to represent investment grade bonds being traded in the United States.
[37]	Morningstar Allocation – 50% to 70% Equity seeks to provide both capital appreciation and income by investing in three major areas: stocks, bonds and cash. These portfolios tend to hold larger positions in stocks than conservative-allocation portfolios. These portfolios typically have 50% to 70% of assets in equities and the remainder in fixed income and cash.
[38]	For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729